Exchange Act-Forms

                                  FORM 13F-HR


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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: ComVen III, LLC
Addess: c/o ConVentures, 505 Hamilton Ave, Suite 305, Palo Alto, CA 94301

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Roland A. Van der Meer

Title:  Managing Member

Phone:  650-325-9600

Signature, Place, and Date of Signing:

/s/ Roland A. Van der Meer
--------------------------------------------------------------------------------
[Signature]

Palo Alto, CA.
--------------------------------------------------------------------------------
[City, State]

February 13, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                      4

Form 13F Information Table Value Total:                $171,066
                                                      (thousands)

List of Other Included Managers:

                                                   FORM 13F INFORMATION TABLE



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Cacheflow                    Common      126946102        9,520         557,949 SH  Sole                      557,949     0       0
CoSine Communications        Common      221222102       57,405       4,137,291 SH  Sole                    4,137,291     0       0
Sonus                        Common      835691106           16           9,215 SH  Sole                        9,215     0       0
Universal Access             Common      913363107      104,125      13,015,596 SH  Sole                   13,015,596     0       0
                                           TOTAL        171,066
